Statutory and other information, Audit fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Auditor's remuneration
Fees related to prior year group audit and audit of subsidiaries	$ 800	$ 700
Related party transactions
Short-term employee benefits	29,126	31,329	$ 32,523
Post-employment benefits	1,602	1,766	2,387
Share-based payments	27,666	19,210	23,605
Total key management personnel compensation	58,394	52,305	58,515
Pricewaterhouse Coopers LLP
Auditor's remuneration
Group audit fee	6,300	3,900	3,800
The audit of subsidiaries pursuant to legislation	10,800	8,300	9,400
Attestation under s404 of Sarbanes-Oxley Act 2002	2,000	2,000	2,000
Audit-related assurance services	700	300	800
Tax compliance services			100
Other assurance services	200	100	900
The audit of subsidiaries pension schemes	300	300	400
Total auditor's remuneration	$ 20,300	$ 14,900	$ 17,400